Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets (Tables) [Abstract]
Changes in Carrying Amount of Goodwill
	Vertically		Generation
	Integrated	AEP River	and	AEP
	Utilities	Operations	Marketing	Consolidated
	(in millions)
Balance as of December 31, 2011	$37	$39	$-	$76
Acquired Goodwill	-	-	15	15
Impairment Losses	-	-	-	-
Balance as of December 31, 2012	37	39	15	91
Impairment Losses	-	-	-	-
Balance as of December 31, 2013	$37	$39	$15	$91

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
		December 31,
		2013		2012
		Gross		Gross
	Amortization	Carrying	Accumulated	Carrying	Accumulated
	Life	Amount	Amortization	Amount	Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58	$48	$58	$34